VESSELS AND CAPITALIZED DRY-DOCKING (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Balance	$ 1,384.8
Balance	1,426.8	$ 1,404.1	$ 1,384.8
Vessels and capitalized dry docking
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,294.5
Balance	1,365.5	1,319.7	1,294.5
Vessels and capitalized dry docking | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,726.6	1,697.4	1,697.4
Additions	106.6	93.9	103.1
Disposals	(15.2)	(9.3)	(14.3)
Transferred from prepayments	63.9	0.0	0.0
Transferred to assets held-for-sale	(22.8)	(49.7)	(59.6)
Balance	1,859.0	1,732.3	1,726.6
Vessels and capitalized dry docking | Depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance	258.5	180.0	180.0
Disposals	(15.2)	(9.3)	(14.3)
Depreciation for the period	85.1	85.8	113.6
Transferred to assets held-for-sale	(8.5)	(17.5)	(20.8)
Balance	319.9	239.0	258.5
Vessels and capitalized dry docking | Impairment:
Reconciliation of changes in property, plant and equipment [abstract]
Balance	173.6	173.6	173.6
Impairment losses on tangible fixed assets	1.3	2.6	3.6
Transferred to assets held-for-sale	(1.3)	(2.6)	(3.6)
Balance	$ 173.6	$ 173.6	$ 173.6